Accounts Payable - Schedule of Accounts Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts payable details [abstract]
Trade accounts payable	$ 302,414	$ 445,299
Taxes no related to rent	210,330	203,915
Social Charges	327	2,000
Other payables	17,544	13,058
Total current	530,615	664,272
Trade accounts payable	2,112	4,276
Social Charges	2,190	2,851
Other payables	7,629
Total non current	$ 11,931	$ 7,127